Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	36,350,011	36,350,011
Ordinary shares, shares outstanding (in Shares)	36,350,011	36,350,011
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	3,500,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	334,343,429	255,849,682
Ordinary shares, shares outstanding (in Shares)	334,343,429	255,849,682